As filed with the Securities and Exchange Commission on June 25, 1998
                                                      Registration Nos.:333-
                                                                        811-
                      ------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                      ------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT
         UNDER THE SECURITIES ACT OF 1933                                 [X]
Pre-Effective Amendment No. ___                                           [ ]
Post-Effective Amendment No. ___                                          [ ]
                                                      and/or
REGISTRATION STATEMENT
         UNDER THE INVESTMENT COMPANY ACT OF 1940                         [X]
Amendment No. ___
                        (Check appropriate box or boxes)

                     INDEX EXCHANGE LISTED SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              225 Franklin Street
                           Boston, Masschusetts 02110


                                 ---------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (303) 623-2577

                             Joseph J. McBrien, Esq.
                           Vice President and Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, A4N
                     North Quincy, Massachusetts 02171-2197
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Stuart M. Strauss, Esq.
                  Gordon Altman Butowsky Weitzen Shalov & Wein
                        147 West 47th Street, 20th Floor
                            New York, New York 10036

                           Kathleen H. Moriarty, Esq.
                            Carter Ledyard & Milburn
                                  2 Wall Street
                               New York, NY 10005
                      ------------------------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  As soon as practicable after
the      effective      date      of      this      registration      statement.
                      ------------------------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                           LOCATION

(PART A)
         Item 1.    Cover Page
         Item 2.    Synopsis
         Item 3.    Condensed Financial Information
         Item 4.    General Description of Registrant
         Item 5.    Management of the Fund
         Item 5A.   Management's Discussion of Fund Performance
         Item 6.    Capital Stock and Other Securities
         Item 7.    Purchase of Securities Being Offered
         Item 8.    Redemption or Repurchase
         Item 9.    Legal Proceedings
(PART B)
         Item 10.   Cover Page
         Item 11.   Table of Contents
         Item 12.   General Information and History
         Item 13.   Investment Objectives and Policies
         Item 14.   Management of the Registrant
         Item 15.   Control Persons and Principal Holders of Securities
         Item 16.   Investment Advisory and Other Services
         Item 17.   Brokerage Allocation
         Item 18.   Capital Stock and Other Securities
         Item 19.   Purchase, Redemption and Pricing of Securities Being Offered
         Item 20.   Tax Status
         Item 21.   Underwriters
         Item 22.   Calculations of Performance Data
         Item 23.   Financial Statements
(PART C)
         Item 24.   Financial Statements and Exhibits
         Item 25.   Persons Controlled by or Under Common Control
         Item 27.   Number of Holders of Securities
         Item 27.   Indemnification
         Item 29.   Business and Other Connections of Investment Adviser
         Item 30.   Location of Accounts and Records
         Item 31.   Management Services
         Item 32.   Undertakings

                   SUBJECT TO COMPLETION; DATED JUNE 24, 1998

                     INDEX EXCHANGE LISTED SECURITIES TRUST

         Index Exchange Listed Securities Trust (the "Trust") is an "index fund" presently consisting of a single investment portfolio, the Technology 100 Index Fund (the "Fund"). The Fund's investment objective is to provide investment results that correspond generally to the price and yield performance of publicly traded equity securities of technology companies, as represented by an index compiled by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill
Lynch"). The Fund is managed by State Street Bank and Trust Company (the "Adviser").

         The Fund's shares of beneficial interest (the "Shares") have been listed for trading on the American Stock Exchange (the "AMEX"). The Shares will trade on the AMEX at market prices. These prices may differ to some degree from the Shares' net asset value. The Fund issues and redeems Shares -- at net asset value -- only in a large specified number of Shares called a "Creation Unit." EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

         This Prospectus (dated , 1998) explains concisely the information you ought to know before investing in the Fund. We suggest that you keep it for future reference.

         A STATEMENT OF ADDITIONAL INFORMATION (dated , 1998), which has been filed with the Securities and Exchange Commission (the "SEC"), provides more information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (is legally part of this Prospectus). It may be obtained without charge by writing to the Fund at ALPS Mutual Funds Services, Inc., the Fund's distributor, at 370 17th Street, Suite 3100, Denver, CO 80202, or by calling the distributor at the following number:

                    Investor Information: (800) ____________.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES IN THE FUND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK.

                                   RED HERRING

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

         DEALERS EFFECTING TRANSACTIONS IN THE FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                      ------------------------------------


                                TABLE OF CONTENTS
                                                                           PAGE

Prospectus Summary............................................................7

Summary of Fund Expenses......................................................9

The Fund and its Investment Objective........................................11

Who Should Invest?...........................................................11

Investment Policies and Strategies...........................................12

Investment Limitations.......................................................15

Investment Considerations and Risks..........................................16

Management...................................................................18

Shareholder Guide............................................................20
         Determination of Net Asset Value....................................20
         Buying and Selling Exchange-Traded Shares...........................20
         Creation and Redemption of Creation Units...........................21
         Distributions.......................................................22
         Tax Matters.........................................................22
         General Information.................................................24
         Additional Information..............................................25


         THE INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES SELECTED FROM THE UNIVERSE OF ALL U.S. TRADED STOCKS AND AMERICAN DEPOSITORY RECEIPTS AND CLASSIFIED AS APPROPRIATE FOR INCLUSION BY BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MERRILL LYNCH" OR THE "INDEX COMPILATION AGENT").

         THE SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MERRILL LYNCH. THE INDEX COMPILATION AGENT MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. MERRILL LYNCH IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, INCLUDING THE TECHNOLOGY 100 INDEX. THE INDEX IDENTIFIED HEREIN IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF THE FUND OR THE ISSUER THEREOF. THE INDEX COMPILATION AGENT IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX COMPILATION AGENT HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

     ALTHOUGH THE INDEX COMPILATION AGENT SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF THE INDEX OBTAINED FROM INDEPENDENT SOURCES. THE INDEX COMPILATION AGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE INDEX'S POSSIBILITY OF SUCH DAMAGES.

                               PROSPECTUS SUMMARY


The Fund                                        This Prospectus offers shares of
and its Investment Objective . . .              the Technology 100 Index Fund
                                               (the "Fund").  The Fund is a
                                                separate investment portfolio
                                                of the Trust.

                                                The investment  objective of the
                                                Fund  is to  provide  investment
                                                results     that      correspond
                                                generally to the price and yield
                                                performance  of publicly  traded
                                                equity  securities of technology
                                                companies, as represented by the
                                                Technology    100   Index   (the
                                                "Index")   compiled  by  Merrill
                                                Lynch.  SEE  "The  Fund  and its
                                                Investment    Objective,"    and
                                                "Investment     Policies     and
                                                Strategies."

Exchange-Traded Shares                          The Shares have been listed for
and Creation Units . . . .                      secondary market trading on the
                                                AMEX. The Shares will trade on
                                                the AMEX  at  market  prices.
                                                These prices may differ from the
                                                Share's  net  asset  value.  The
                                                initial  price  per Share of the
                                                Fund   is    expected    to   be
                                                approximately    $25,   although
                                                there can be no  assurance  that
                                                Shares  will trade at this price
                                                or that an active trading market
                                                will develop.

                                                The  Fund   issues  and  redeems
                                                Shares at their net asset  value
                                                only in a large specified number
                                                of  Shares  called  a  "Creation
                                                Unit." A Creation  Unit consists
                                                of   ___   Shares.    The   Fund
                                                generally   issues  and  redeems
                                                Creation  Units  only in kind in
                                                exchange    for   a   designated
                                                portfolio  of equity  securities
                                                included  in  the  Index  and  a
                                                relatively  small cash  payment.
                                                EXCEPT   WHEN    AGGREGATED   IN
                                                CREATION  UNITS,  THE SHARES ARE
                                                NOT REDEEMABLE SECURITIES OF THE
                                                FUND.  SEE  "Buying  and Selling
                                                Exchange-Traded         Shares,"
                                                "Creation  of  Creation  Units,"
                                                and   "Redemptions  of  Creation
                                                Units."

Who Should Invest? . . . .                      The Fund is designed for
                                                investors who seek a relatively
                                                low-cost "passive" approach for
                                                investing in a portfolio of
                                                equity securities of companies
                                                in a particular industry, as
                                                represented by a specified
                                                Index.

                                                Unlike  actively  managed equity
                                                mutual  funds  that  attempt  to
                                                "beat" a market  benchmark index
                                                and which may experience results
                                                very    different    from    the
                                                benchmark,  the  Fund  seeks  to
                                                provide  investment results that
                                                correspond   generally   to  its
                                                benchmark Index. SEE "Who Should
                                                Invest?"     and     "Investment
                                                Considerations and Risks."
Management of the Fund. . .                     ADVISER.  State Street Bank and
                                                Trust Company ("State Street")
                                                is the Adviser to the Fund. The
                                                Adviser is responsible for the
                                                investment management of the
                                                Fund, subject to the
                                                supervision of the Trust's
                                                Board of Trustees.

                                                ADMINISTRATOR.  State Street is
                                                the Administrator of the Fund
                                                and will perform certain
                                                clerical, fund accounting,
                                                recordkeeping and bookkeeping
                                                services in such capacity.

                                                CUSTODIAN.  State Street serves
                                                as the Custodian for the cash
                                                and portfolio securities of the
                                                Fund.

                                                DISTRIBUTOR.  ALPS Mutual Funds
                                                Services, Inc. (the
                                                "Distributor") serves as the
                                                principal underwriter and
                                                distributor of the Fund's
                                                Creation Units. The Distributor
                                                does not maintain a secondary
                                                market in the Shares.  SEE
                                                "Investment Considerations and
                                                Risks" and "Management."










                            SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

          EXCHANGE-TRADED SHARES. When buying or selling exchange-listed Shares, you will incur customary brokerage commissions and charges.

         CREATION UNITS. In order to create Creation Units, an investor must deposit a designated portfolio of equity securities included in the Index and generally make a small cash payment referred to as the cash component. SEE the STATEMENT OF ADDITIONAL INFORMATION for more detail. As of , 1998, the approximate value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit was approximately $1.25 million.

ANNUAL FUND OPERATING EXPENSES

         "Annual Fund Operating Expenses" are the estimated expenses you would incur as a shareholder of the Fund. Actual expenses may vary. "Management Fees" are paid to the Adviser by the Fund to provide the Fund with investment management services. A "unitary" fee is paid by the Fund based on the Fund's average daily net assets to compensate the Adviser for, administration, custody and transfer agency services it provides to the Fund. The unitary fee has the following two components: (i) a percentage fee based on the net assets of the Fund; and (ii) [a minimum fee of ___, which in no event will exceed ___% of net assets.] The Fund will bear all other expenses of its operation.

ANNUAL FUND OPERATING                   TECHNOLOGY 100 INDEX
EXPENSES (AS A PERCENTAGE               FUND
OF AVERAGE NET ASSETS)

Management Fees

Administrative, Custody and
Transfer Agency Fees(a)<F1>

12b-1 Fees(b)<F2>

Other Operating Expenses

Total Expenses(c)<F3>

--------
<F1>     (a)      This fee covers fees for administration, custody and transfer agency services.
<F2>     (b)      All payments made to the Distributor by the Fund will be
                  pursuant to the Fund's Rule 12b-1 Plan pursuant to which the
                  Distributor  will be reimbursed for certain specified
                  distribution-related expenses, provided that the annual rate may not exceed  .25% of the  Fund's  average daily net assets.
                  Distribution  expenses  in excess of .25% incurred in any one year may be carried over and reimbursed in subsequent  years subject to the maximum  annual  payment.  A long-term
                  shareholder of the Fund may pay more in total sales
                  charges than the economic  equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National
                  Association  of  Securities  Dealers,  Inc. In  addition,  the
                  Distributor   may  enter  into   agreements   whereby  certain
                  broker-dealers and/or their salespersons may receive a portion
                  of  the  Rule   12b-1  fee  to   compensate   them  for  their
                  distribution  of Shares and/or for services  provided to their shareholders or to the Fund.
<F3>     (c)      Expenses  will  be  capped  at __%  for the  twelve  month period commencing on ___________.

         THE FUND AND ITS INVESTMENT OBJECTIVE

         The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is classified as a ["non-diversified"] investment company under the 1940 Act.

         The investment objective of the Fund is to provide equity results that correspond generally to the price and yield performance of publicly traded equity securities of technology companies, as represented by a specified market sector Index published by the AMEX. The Fund's investment objective is a fundamental policy and cannot be changed unless a majority of shareholders approve the change.

         There can be no assurance that the Fund will achieve its investment objective. In this regard, please refer to the "Investment Policies and Strategies" and "Investment Considerations and Risks" sections in this Prospectus and the STATEMENT OF ADDITIONAL INFORMATION.

WHO SHOULD INVEST?

         The Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in the technology industry as represented by the Index. Unlike actively managed equity mutual funds that attempt to "beat" a market benchmark index and which may experience results very different from the benchmark, the Fund seeks to provide investment results that correspond generally to the price and yield performance of its benchmark Index.

         The Fund may be suitable for long term investment in the market or market segment represented in the benchmark Index. Shares of the Fund may also be used as an asset allocation or speculative trading vehicle. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, the Fund's Shares have been designed to be tradable in a secondary market on the AMEX on an intraday basis and to be created and redeemed in kind in Creation Units at each day's market close. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of the Fund. Moreover, in contrast to conventional mutual funds where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Fund generally will not lead to a tax event for ongoing shareholders.

INVESTMENT POLICIES AND STRATEGIES

         INDEXING INVESTMENT APPROACH. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark Index by investing in a portfolio of stocks that replicate the Index.

         The Adviser anticipates that, generally, the Fund will hold all of the securities which comprise its benchmark Index. There may, however, be instances where a stock in the Index is not held or is not held in the same weightings as in the Index. The Adviser expects that, over time, the "expected tracking error" of the Fund relative to the performance of its benchmark Index adjusted for the effect of Fund expenses will be less than 5%. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the Fund will be within plus or minus 5% of the Index level after one year, without modifying (or "rebalancing") the Fund's composition. Over time, the securities holdings of the Fund may be rebalanced to reflect changes in the composition of the Index. The Fund would incur transaction costs and other expenses as a result of a rebalancing. Factors such as timing differences on rebalancing, Fund expenses, taxes, the need to comply with the diversification and other requirements of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), and the existence of uninvested assets in the Fund may also impact the Fund's performance in tracking the Index.

         The Fund has the policy to remain as fully invested as practicable in a pool of equity securities. The Fund will normally invest at least 95% of its total assets in stocks that comprise the benchmark Index or stock equivalent positions which the Adviser deems appropriate as an alternative to such stocks. Stock equivalent positions may include convertible securities and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index). A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code and other regulatory requirements.

         The Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not the Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing the Fund with exposure to the stocks in its benchmark Index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. SEE "Investment Policies and Restrictions" in the STATEMENT OF ADDITIONAL INFORMATION for a discussion of the risks of these investments. The Fund will not use these instruments to leverage its securities holdings. The Fund also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

         Although the Index underlying the Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Index may occur as a result of capital changes, E.G., mergers, spin-offs, or a change in the business or character of a component company within the Index. Because of the passive investment management approach of the Fund, the portfolio turnover rate is expected to be under 50%, a generally lower turnover rate than for many other investment companies. Sales as a result of Index changes could result in the realization of short, medium, or long-term capital gains in the Fund resulting in tax liability for shareholders subject to capital gains taxes. (See "Tax Matters").

         LENDING SECURITIES. The Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn income that may partially offset its expenses. This may reduce the effect that expenses have on the Fund's ability to provide investment results that correspond generally to the performance of its benchmark Index. The Fund will receive collateral equal to at least 100% of the current market value of the loaned securities. The Fund may invest cash collateral in high quality short-term debt securities or in funds which invest exclusively in such securities.

         BORROWING MONEY. The Fund may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes. To the extent that the Fund borrows money, it may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark Index.

         INVESTMENT CONCENTRATION. The Fund will concentrate its investments in the technology industry.

         FUNDAMENTAL POLICIES. The concentration policy of the Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

                            DESCRIPTION OF THE INDEX

         The Index is intended to give  investors  an  efficient,  equal  dollar weight investment designed to track the movements of 100 companies in the technology industry. The majority of the companies are involved in the following industries: computer software, data processing, computer services, semiconductors and telecommunications equipment.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE INDEX

         The Index has been developed and will be maintained in accordance with the following criteria:

         o A candidate pool of technology stocks will be identified from the selection universe of all U.S. traded stocks and American Depository Receipts ("ADRs") and classified as appropriate for inclusion by Merrill Lynch (the "Index Compilation Agent").

         o Each of the component stocks must be traded on the New York Stock Exchange, the AMEX, or the NASDAQ and be NASDAQ National Market Securities.

         o A liquidity screen is used to eliminate stocks that have less than $12.5 million in daily trading volume from the candidate pool. The median 63-day trading volume calculation is used for this screening.

         o The top 100 stocks based on market capitalization from the liquidity-screened universe of technology names are chosen.

         o Each component stock within the Index is represented in an approximately equal dollar amount.

         o Potential additions to the Index are tested to make sure that they have trading volume greater than that of the 75th-ranked Index constituent in terms of trading volume. For more information, see "Construction and Maintenance Standards for the Index" in the STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT LIMITATIONS

         The Fund intends to observe certain limitations on its investment practices. The Fund MAY NOT:

         o lend cash or other assets, except that the Fund may lend its securities holdings in an amount not to exceed 33% of the value of its total assets;

         o borrow money, except from banks for temporary or emergency purposes in an amount up to 33% of the value of its total assets, and the Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding (this limitation on purchases does not apply to acceptance of Creation Units by the Fund);

         o pledge or otherwise encumber its assets, except to secure permitted borrowings (for these purposes collateral arrangements with respect to options and futures are not deemed to involve a pledge of assets); or

         These  investment   limitations  and  certain  additional   limitations
described in the STATEMENT OF ADDITIONAL INFORMATION may be changed only with shareholder approval.

INVESTMENT CONSIDERATIONS AND RISKS

GENERAL RISKS

         You can lose money by investing in the Fund.

         Unlike many investment companies, the Fund is not actively "managed." Therefore, the Fund would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Fund's Shares will decline, more or less, in correspondence with any decline in value of the Index.

         The Fund concentrates its investments in stocks that its benchmark Index targets, I.E., technology companies. Companies in the Index include companies that are involved in the development and production of technology products. The majority of the components in the Index are involved in the computer software, data processing, computer services, semiconductors and telecommunications industries. Competitive pressures may have a significant effect on the financial condition of such companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risk of rapid obsolescence. Because the Fund concentrates its investments in the technology industry, it may be more susceptible to any single economic, political or regulatory occurrence than an investment company that is more broadly diversified than the Fund.

         ABSENCE OF PRIOR ACTIVE MARKET. The Fund is a newly organized series of an investment company with no operating history. While the Shares have been listed for trading on the AMEX, there can be no assurance that active trading markets for the Shares will develop or be maintained. The Distributor does not maintain a secondary market in the Shares.

         Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

         The net asset value of the Shares will fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the AMEX. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed daily in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

         FOREIGN INVESTMENTS. The Fund may invest in foreign securities or ADRs included in its benchmark Index. Foreign investments may involve additional risks and considerations. These risks include, for example, fluctuations in foreign currency, as well as the political and economic risks of an issuer's country.

         LENDING OF SECURITIES. Although the Fund receives collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund bears the risk of loss of any cash collateral that it invests.

         YEAR 2000. The services provided to the Fund by its various service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Fund's service providers have been working actively on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

         You should consider the risks of investing in the Fund that are more fully discussed in the STATEMENT OF ADDITIONAL INFORMATION.

MANAGEMENT

         BOARD  OF   TRUSTEES.   The  Board  of   Trustees   of  the  Trust  has
responsibility for the overall management of the Fund, including general supervision of the Adviser and other service providers. A list of the Trustees and the Trust officers, and their present positions and principal occupations are provided in the STATEMENT OF ADDITIONAL INFORMATION.

         ADVISER. Under the terms of an Investment Advisory Agreement, State Street serves as the Adviser to the Fund and, subject to the supervision of the Board of Trustees, will be responsible for the investment management of the Fund. As of __________, the Adviser managed approximately $__ billion in assets including $_______ in index funds. The Adviser's principal business address is 225 Franklin Street, Boston, Massachusetts 02210.

         For the services provided to the Fund under the Investment Advisory Agreement, the Fund will pay the Adviser monthly fees based on a percentage of the Fund's average daily net assets at the annual rate of ___%. From time to time, the Adviser may waive all or a portion of its fee.

         ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT. State Street is the administrator for the Fund, the custodian of Fund assets, and provides transfer agency services to the Fund. As the administrator, State Street is responsible for certain clerical, fund accounting, recordkeeping and bookkeeping services. State Street is paid a "unitary" fee for these services. The unitary fee has two components: (i) a percentage fee based on net assets of the Fund at the following annual rates: ___% on the first $___ million; ___% on the next $___ million; and ___% on the portion of the Fund's assets exceeding $__ billion; and
(ii) [a minimum fee of ___, which in no event will exceed ___% of net assets.]

         LENDING AGENT. The Lending Agent will cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of the loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the Lending Agent will receive a portion of the net investment income earned on the collateral for the securities loaned.

         DISTRIBUTOR.   Mutual Funds Services, Inc. is the Distributor of the
Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. As noted below, the Shares are traded on the AMEX. The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the 12b-1 plan, the Distributor is paid an annual fee up to .25% of the average daily net assets of the Fund to reimburse the Distributor for certain specified expenses incurred in connection with the offering and sales of Shares. Distribution expenses incurred in any one year in excess of .25% of average daily net assets may be reimbursed in subsequent years subject to the annual .25% limit. The Distributor may enter into agreements with broker-dealers or other financial institutions to provide distribution assistance, including shareholder support and educational and promotional services. The Distributor will pay such persons out of Rule 12b-1 fees received from the Fund. The Distributor's principal business address is 370 17th Street, Suite 3100, Denver, CO 80202.

SHAREHOLDER GUIDE

         DETERMINATION OF NET ASSET VALUE

         Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is determined each business day after the close of trading (ordinarily 4:00 p.m., Eastern time) of the New York Stock Exchange.

         BUYING AND SELLING EXCHANGE-TRADED SHARES

         The Shares have been approved for listing and trading on the AMEX. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the AMEX at prices that may differ to varying degrees from the closing net asset values of the Shares. Given, however, that Shares can be created and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

         There can be no assurance that the requirements of the AMEX necessary to maintain the listings of Shares will continue to be met or will remain unchanged. There can also be no assurance that an active trading market will develop or can be maintained for the Shares. The fact that a number of similar products, such as SPDRs, MidCap SPDRs, DIAMONDS and 17 series of

World Equity Benchmark Shares ("WEBS"), have traded on the AMEX for varying periods of time (up to five and one half years) may or may not be indicative of the chances for active trading and liquidity in the Shares of the Fund described herein. Products broadly similar to the WEBS traded briefly on the NYSE. Those products were delisted and they were liquidated by their sponsor. While this has not happened to funds listed on the AMEX, there can be no assurance that the Fund described in this prospectus might not similarly be delisted and liquidated.

         The Depository Trust Corporation ("DTC") serves as securities depository for the Shares. (The Shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Sector SPDR Fund Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of (i) DTC; (ii) "DTC Participants", I.E., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "Indirect Participants", I.E., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more information, see the section entitled "Book Entry Only System" in the STATEMENT OF ADDITIONAL INFORMATION.

         CREATION AND REDEMPTION OF CREATION UNITS

         The Fund issues and redeems Shares only in Creation Units at their net asset value.

Investors interested in creating and/or redeeming Creation Units should refer to "Creation of Creation Units" and "Redemption of Creation Units" in the STATEMENT OF ADDITIONAL INFORMATION.

         DISTRIBUTIONS

         DIVIDENDS AND CAPITAL GAINS. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings along to its shareholders as "distributions."

         The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as "capital gain distributions."

         Income dividends are distributed to shareholders typically quarterly and at least annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

         Distributions in cash may be reinvested automatically in additional Shares if the broker through which you purchased Shares makes such option available.

         TAX MATTERS

         As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

         Unless your investment in the Fund is through a tax-exempt entity or taxed-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

                  o        The Fund makes distributions,

                  o        You sell Shares listed on the AMEX, and

                  o        You create or redeem Creation Units.

         TAXES ON DISTRIBUTIONS. Your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

         Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

         TAXES ON AMEX-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than eighteen months, a mid-term capital gain or loss if held for twelve months to eighteen months, and otherwise as a short-term capital gain or loss.

         TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

         Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than eighteen months, a mid-term capital gain or loss if held for twelve months to eighteen months, and otherwise as a short-term capital gain or loss.

         If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

         GENERAL INFORMATION

         The Trust was organized as a Massachusetts business trust on June ___, 1998. Its Declaration of Trust currently permits the Trust to issue billion shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the STATEMENT OF ADDITIONAL INFORMATION for more information concerning the Trust's form of organization.

         The Fund expects that, immediately prior to the commencement of trading in the Fund's Shares, it will have __ shareholder(s) holding more than 5% of its outstanding Shares. The Fund cannot predict the length of time that these person(s) will remain control persons of the Fund. As of the date of this Prospectus, the sole shareholder of the Fund is ______________, a "control" person of the Fund.

         From time to time, the Fund advertises yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of the Fund. For a more detailed description of how the Fund computes its performance figures and how these numbers may be used in advertisements, please consult the STATEMENT OF ADDITIONAL INFORMATION.

         Gordon Altman Butowsky Weitzen Shalov & Wein serve as counsel to the Trust, including the Fund. _____________________________ serve as independent accountants and will audit the Fund's financial statement annually.

         ADDITIONAL INFORMATION

         This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund's Shares. The Registration Statement, including this Prospectus, the STATEMENT OF ADDITIONAL INFORMATION, and the exhibits may be examined at the offices of the SEC (450 Fifth Street, N.W., Washington D.C. 20549) or at the SEC's Web site (http://(1)www.sec.gov). These documents and other information concerning the Trust also may be inspected at the offices of the AMEX (86 Trinity Place, New York, New York 10006).

         Shareholder inquiries may be directed to the Fund in writing to_______.

                   SUBJECT TO COMPLETION; DATED JUNE 24, 1998


                                     PART B

                     INDEX EXCHANGE LISTED SECURITIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  Dated       , 1998


         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated , 1998 (the "Prospectus") for the Index Exchange Listed Securities Trust (the "Trust"), as it may be revised from time to time. A copy of the Prospectus for the Trust may be obtained without charge by writing to the Trust or the Distributor. The Trust's address is . Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.














                                   RED HERRING

                                TABLE OF CONTENTS

General Description of the Trust...............................................4

Special Considerations and Risks..............................................12

Exchange Listing and Trading................................. ................15

Management of the Trust.......................................................16

Brokerage Transactions........................................................21

Book Entry Only System........................................................22

Determining Net Asset Value...................................................31

Dividends and Distributions...................................................32

Taxes    .....................................................................33

Capital Stock and Shareholder Reports.........................................33

Performance Information....................................... ...............35

Counsel and Independent Auditors..............................................37

Financial Statements..........................................................38





              -----------------------------------------------------


         The information contained herein regarding the Index, securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.


         THE INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES SELECTED FROM THE UNIVERSE OF ALL U.S. TRADED STOCKS AND AMERICAN DEPOSITORY RECEIPTS AND CLASSIFIED AS APPROPRIATE FOR INCLUSION BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MERRILL LYNCH" OR THE "INDEX COMPILATION AGENT").

         THE SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY
MERRILL LYNCH. THE INDEX COMPILATION AGENT MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF

THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. MERRILL LYNCH IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, INCLUDING THE TECHNOLOGY 100 INDEX. THE INDEX IDENTIFIED HEREIN IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF THE FUND OR THE ISSUER THEREOF. THE INDEX COMPILATION AGENT IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX COMPILATION AGENT HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

     ALTHOUGH THE INDEX COMPILATION AGENT SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF THE INDEX OBTAINED FROM INDEPENDENT SOURCES. THE INDEX COMPILATION AGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE INDEX'S POSSIBILITY OF SUCH DAMAGES.

                        GENERAL DESCRIPTION OF THE TRUST

         The Trust is an open-end investment company. The Trust currently consists of a single investment series, the Technology 100 Index Fund (the "Fund"). The Fund invests in common stocks (the "Fund Securities") consisting of some or all of the component securities of an index (the "Index") compiled by Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Index Compilation Agent"), selected to reflect the performance thereof. The Trust was organized as a Massachusetts business trust on , 1998. The shares of the Fund are referred to herein as "Shares."

         The Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit"), usually in exchange for a basket of Fund Securities (together with the deposit of a specified cash payment). The Shares have been listed for secondary trading on the American Stock Exchange (the "AMEX"). The Shares will trade on the AMEX at market prices. Those prices may differ from the Shares' net asset value. Similarly, Shares are also redeemable only in Creation Units, and generally in exchange for Fund Securities and a specified cash payment. A Creation Unit consists of ____ Shares of the Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no intention of doing so. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses in the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                        THE INDEX AND ITS EQUITY MARKETS

         The Index is intended to give investors an efficient, equal dollar weight investment designed to track the movements of certain technology stocks and American Depository Receipts ("ADRs") traded within the United States.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE INDEX

         SELECTION CRITERIA

         The Index has been developed and will be maintained in accordance with the following criteria:

         o A candidate pool of technology stocks will be identified from the selection universe of all U.S. traded stocks and ADRs and classified as appropriate for inclusion by the Index Compilation Agent.

         o Each of the component stocks must be traded on the New York Stock Exchange, the AMEX, or the NASDAQ and be NASDAQ National Market Securities.

         o A liquidity screen is used to eliminate stocks that have less than $12.5 million in daily trading volume from the candidate pool. The median 63-day trading volume calculation is used for this screening.

         o The top 100 stocks based on market capitalization from the liquidity-screened universe of technology names are chosen.

         o Potential additions to the Index are tested to make sure that they have trading volume greater than that of the 75th-ranked Index constituent in terms of trading volume.

INDEX CALCULATION

                  The Index is calculated by the American Stock Exchange Index Services Group ("ISG") using an equal dollar weighting methodology designed to ensure that each component security within the Index is represented in an approximately equal dollar amount. In particular:

        o A number called the "Index Divisor" was initially determined to yield the benchmark value of 200.00 at the close of trading on January 30, 1998. Annually thereafter, following the close of trading on the third Friday of December, the Index portfolio is adjusted by changing the number of whole shares of each component stock so that each company is again represented in equal dollar amounts. The new shares are determined using the primary market closing prices of the second Friday of December. When necessary, an Index Divisor adjustment will be made at the rebalancing/reconstitution to ensure the continuity of the Index. The newly determined shares will then become the basis for the portfolio on the first trading day following the annual adjustment.

         o The number of shares of each component stock in the Index remains fixed between annual rebalancings except in the event of certain corporate actions, such as the payment of a dividend other than ordinary cash, stock distribution, stock split, reverse stock split, rights offering, distribution, reorganization, recapitalization, or similar event with respect to the component stocks. Shares are not adjusted in the case of a share issuance or stock repurchase.

         o In the case of a merger or the consolidation of a component company, if the stock remains in the Index, the number of shares of that security in the portfolio may be adjusted to the nearest whole share to maintain the component's relative weight in the Index at the level immediately prior to the corporate action. In the case of a spin-off, the spun company is not included in the Index.

         o The Index is calculated and maintained by the AMEX in consultation with the Index Compilation Agent, which may suggest changes in the industry categories represented in the Index or changes in the number of component stocks in an industry category to properly reflect changing conditions in the technology sector. In addition, the Index Compilation Agent may advise the AMEX regarding the handling of unusual corporate actions. Routine corporate actions (E.G., stock splits) that require straightforward Index Divisor adjustments are handled by AMEX staff without consulting the Index Compilation Agent.

         o When possible, all stock replacements and unusual Index Divisor adjustments caused by the occurrence of extraordinary events such as dissolution, merger, bankruptcy, non-routine spin-offs, or extraordinary dividends are made by the AMEX in consultation with the Index Compilation Agent. In the case of replacements, the largest non-Index constituent in terms of market capitalization from the list of U.S.-traded technology stocks and ADRs will be chosen.

         o In selecting replacement stocks, the market capitalization and trading volume is calculated using the primary exchange closing price one day prior to potential replacements being considered. There is no fixed period between the consideration and change dates. The chosen stock must have a trailing 63-day median daily trading volume that is greater than that of the 75th percentile rank of the existing
                  100 stocks. If the liquidity level is insufficient, then the next largest stock will be considered. In the event that no stock meets the liquidity criteria, the largest stock in terms of market capitalization will be added.

         o The amount allocated to the replacement will be determined as follows: The average dollar value of the remaining portfolio components will be calculated. That dollar value will be invested in the stock of the new component, rounded to the nearest whole share, based on the primary market closing prices one week (t-5 trading days) prior to the adjustment date. The Index Divisor will be adjusted to ensure continuity of the Index when necessary.

         o Index reconstitution occurs annually after the close of the third Friday of December. The reconstitution will take two steps: first, determination of Index constituents, and second, share calculations to ensure equal weighting.

         o Index constituents will be replaced for two reasons: lack of representation or decline in size rank. First, if a stock is no longer deemed a representative "technology" stock, then the stock will be removed from the Index. Second, if a stock's market capitalization declines below that of the 125th U.S.-traded technology stock after liquidity screening, then the stock is removed. The shares and volume figures are calculated using the data as of the second Friday of December.

INDEX DISSEMINATION

         Similar to other stock index values published by the AMEX, the value of the Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors - Bloomberg, Quotron, Reuters and Bridge Information Systems - are expected to publish information on the Index for their subscribers.

         A brief description of the Index on which the Fund is based and the equity markets in which the Fund is invested are provided below.

                  GENERAL BACKGROUND

         The Index is an index of 100 companies identified by the Index Compilation Agent as technology companies. It is an equally weighted index of the 100 largest such technology companies based on market capitalization after an initial screen for liquidity. The majority of the components are involved in the following industries: computer software, data processing, computer services, semiconductors, and telecommunications equipment. [A list of the 100 component stocks included in the Index as of , 1998 is attached as Exhibit A.]

                  CONSTITUENT STOCKS

                  10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([  ]):


                                                                Cumulative
     Company Name         Market Cap         Index Weight         Weight
=====================  =================  ==================  ===============
1.
2.
3.
4.
5.
6.
7.
8.
9.
10.
------------------------------------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

LENDING PORTFOLIO SECURITIES

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn additional income that may partially offset the expenses of the Fund, and thereby reduce the effect that expenses have on the Fund's ability to provide investment results that substantially correspond to the price and yield performance of its benchmark Index.

         Loans of portfolio securities may not exceed 33% of the Fund's total assets. The documentation for these loans provide that the Fund will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. The Fund pays reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

         The Fund will comply with the conditions for lending established by the SEC. Although the Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund bears the risk of loss of any cash collateral that it invests in money market instruments.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

         In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Trust's custodian bank until repurchased. In addition, the Trust's Board of Trustees ("Board" or "Trustees") monitors the Fund's repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Fund. No more than an aggregate of 15% of the Fund's net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

         The Fund may utilize futures contracts, options and swap agreements. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Adviser (defined below) believes to be representative of the benchmark Index.

         Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required.

Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

         The Fund may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in the underlying Index. Liquid futures contracts are not currently available for the benchmark Index of the Fund. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components.


RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

         The Fund will not enter into futures contract transactions for purposes other than hedging (stock replication transactions are considered hedging transactions) to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. The Fund will take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, as part of a complex stock replication strategy it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

         Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

FUTURE DEVELOPMENTS

         The Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on the Fund, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for the Fund by the Adviser.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund MAY NOT:

         1.       Change its investment objective;

         2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

         3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the Fund's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction short-term credits necessary for the clearance of transactions are not considered borrowings and the limitation on purchases does not apply to acceptance of Creation Units by the Fund;

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

         5. Purchase a security (other than obligations of the United States Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

         6. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

         7. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

         8. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

         9.       Sell securities short; or

         10. Invest in commodities or commodity contracts, except that the Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indexes and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

         In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. The Fund WILL NOT:

         1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views; or

          2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the heading "Investment Considerations and Risks." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

GENERAL

         Investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

         An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

         Although most of the securities in the Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

         Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

         The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts or uncovered call options in some strategies

(E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in stocks.

         Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

         Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         The Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, I.E., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

         The Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

CONTINUOUS OFFERING

         The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

         For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

         Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the Fund's prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange and not with respect to "upstairs" transactions.

                          EXCHANGE LISTING AND TRADING

         A discussion of exchange listing and trading matters associated with an investment in the Fund is contained under the headings "Investment Considerations and Risks", "Determination of Net Asset Value," and "Buying and Selling Exchange-Traded Shares." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

         The Shares of the Fund have been listed for trading on the AMEX. The Shares will trade on the AMEX at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met.

         The AMEX may but is not required to remove the Shares of the Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of the underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the Shares from listing and trading upon termination of the Trust.

         As in the case of other stocks traded on the AMEX, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

         In order to provide investors with a basis to gauge whether the market price of the shares on the AMEX are approximately consistent with the current value of the assets of the Fund on a per share basis, the AMEX disseminates through the facilities of the Consolidated Tape Association an updated Indicative Per Share Portfolio Value. Indicative Per Share Portfolio Values are disseminated every 15 seconds during regular AMEX trading hours based on most recently reported prices of the securities held by the Fund. The Fund is not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value and makes no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

         The Indicative Per Share Portfolio Value has an equity securities value component and a net other assets value component, each of which are summed and divided by the total estimated Fund shares outstanding, including shares expected to be issued by the Fund on that day, to arrive at an Indicative Per Share Portfolio Value.

         The equity securities value component of the Indicative Per Share Portfolio Value represents the estimated value of the portfolio securities held by the Fund on a given day. While the equity securities value component estimates the current market value of the Fund's portfolio securities, it does not necessarily reflect the precise composition or market value of the current portfolio of securities held by the Trust for the Fund at a particular point in time. Therefore, the Indicative Per Share Portfolio Value disseminated during AMEX trading hours should be viewed only as an estimate of the Fund's net asset value per share, which is calculated at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day Business Day.

         In addition to the equity securities value component described in the preceding paragraph, the Indicative Per Share Portfolio Value for the Fund includes a net other assets value component consisting of estimates of all other assets and liabilities of the Fund including, among others, current day estimates of dividend income and expense accruals.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

         The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of Trustees.


Name/Address/Age               Position with the Trust             Principal Occupations
                                                                   During the Past Five Years
===========================    ================================    ===========================








REMUNERATION OF TRUSTEES AND OFFICERS

     The following table sets forth the estimated remuneration of Trustees and officers of the Trust for the fiscal year ended , 1998. *<F1>


Name/                  Aggregate                 Pension or              Estimated Annual         Total
Position               Compensation from         Retirement              Benefits Upon            Compensation
                       Trust                     Benefits Accrued        Retirement               from Trust &
                                                 as Part of Trust                                 Trust Complex
                                                 Expenses                                         paid to Trustees
=====================  ========================= ======================= =======================  ======================








         No officer of the Trust is entitled to any compensation, and no officer or Trustee is entitled to any pension or retirement benefits, from the Trust.

<F1>     *  The information is presented for the period                ,1998
to                      , 1998.

                                   MANAGEMENT

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management."

THE INVESTMENT ADVISER

         State Street Bank and Trust Company, through its State Street Global Advisors division ("State Street" or the "Adviser"), acts as investment adviser to the Trust and, subject to the supervision of the Board of Trustees, is responsible for the investment management of the Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly held bank holding company. State Street, with over $ billion (U.S.) under management as of
               , 1998, provides complete global investment management services from offices in the U.S., London, Sydney, Hong Kong, Tokyo, Toronto, Luxembourg, Montreal, Paris, Dublin, Munich and Brussels.

         The Adviser serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. Under the
Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

         Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.


THE ADMINISTRATOR

         In addition to serving as Adviser to the Fund, State Street (through its Mutual Fund Services division) serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

CUSTODIAN AND TRANSFER AGENT

         State Street also serves as Custodian for the Fund pursuant to a Custodian Agreement. As Custodian, State Street holds the Fund's assets. State Street also serves as Fund's Transfer Agent pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Fund for its out-of-pocket expenses. State Street and the Fund will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         COMPENSATION. As compensation for its services under the Investment Advisory Agreement, State Street is paid a monthly fee based on a percentage of the Fund's average daily net assets at the annual rate of ___%. From time to time, the Adviser may waive all or a portion of its fee. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement, State Street is paid a "unitary fee." The unitary fee has two components: (i) a percentage fee based on net assets of the Fund at the following annual rates: ___% on the first $___ million; ___% on the next $___ million; and ___% on the portion of the Fund's assets exceeding $__ billion; and (ii) [a minimum fee of ___, which in no event will exceed ___% of net assets.] The Fund will bear all other expenses of its operation.

         TERM. The Investment Advisory Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by
(1) the Board of Trustees or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement is terminable without penalty, on 60 days notice, by the Board of Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

BANKING AND REGULATORY MATTERS

         State Street has been advised by its counsel that, in counsel's opinion, State Street currently may perform the services for the Trust and the Fund contemplated by the Investment Advisory Agreement and other activities for the Trust and the Fund described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent State Street from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with State Street and consider taking all actions necessary in the circumstances.

THE DISTRIBUTOR

         ALPS Mutual Funds Services, Inc. (the "Distributor") is the principal underwriter and distributor of Shares. Its principal address is 370 17th Street, Suite 3100, Denver, CO 80202, and investor information can be obtained by calling 1-800- . The Distributor has entered into an agreement with the Trust which will continue for two years from its effective date, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it distributes Trust Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under "Creation of Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor, has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for the Fund. Pursuant to the Plan, the Distributor will be reimbursed for certain specified distribution-related expenses, provided that the annual rate may not exceed .25% of the Fund's average daily net assets. Distribution expenses incurred in any one year in excess of .25% of average daily net assets may be reimbursed in subsequent years subject to the annual
 .25% limit.

         Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees. The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Fund to which the Plan applies, and all material amendments of the Plan also require Board approval. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

         The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the Distributor will pay such broker-dealers or other persons, out of Rule 12b-1 fees received from the Fund for such services as the Distributor may determine with the approval of the Board.

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

ADDITIONAL EXPENSES

         The Fund pays an Index license fee equal to .06% of the aggregate net assets of the Fund to _________.

                             BROKERAGE TRANSACTIONS

         When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained  elsewhere.  The Fund  will  not  deal  with  affiliates  in  principal transactions unless permitted by exemptive order or applicable rule or regulation. Since the investment objective of the Fund is investment performance that corresponds to that of an Index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

         The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 50%. See "Investment Policies and Strategies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling Exchange-Traded Shares."

         DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX.

                           CREATION OF CREATION UNITS

GENERAL

         The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

         A "Business Day" with respect to the Fund is any day on which the NYSE and the AMEX are open for business. As of the date of the Prospectus, the NYSE and the AMEX observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

         The consideration for creation of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting a replication of the Fund's benchmark Index and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for Shares of the Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the Fund Securities with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date. The "Balancing Amount" is an amount equal to the difference between (x) the net asset value of the Shares (per Creation Unit) of the Fund and (y) the sum of (i) the Dividend Equivalent Payment and (ii) the market value (per Creation Unit) of the securities deposited with the Trust (the sum of (i) and (ii) is referred to as the "Deposit Amount"). The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

         The Administrator, through the National Securities Clearing Corporation (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced Fund Deposit composition is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the benchmark Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (defined below). Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of the Depository and hence not eligible for transfer through the Clearing Process will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index or resulting from stock splits and other corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the National Securities Clearing Corporation (discussed below), also makes available
(i) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Shares of the Fund, and
(ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor to create Creation Units of the Fund, an entity or person either must be (1) a "Participating Party", I.E., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the National Securities Clearing Corporation (the "NSCC"), a clearing agency that is registered with the SEC; or
(2) a DTC Participant (see "Book Entry Only System"); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process ("Participant Agreement") (discussed below). All Creation Units of the Fund, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Units of the Fund must be placed in multiples of ___ Shares (Creation Unit size). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m. New York time) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of the Fund as determined on such date. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the "Transmittal Date". Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

         Orders to create Creation Units of the Fund shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund may have to be placed by the investor's broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS

         Fund Deposits created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement with the Distributor and with the Trust (as the same may be from time to time amended in accordance with its terms). The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a "regular way" manner by the third (3rd) NSCC Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of the Fund through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Creation Units of the Fund may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to 115% of the marked-to-market value of such missing portion(s). Information concerning the procedures for such cash collateralization will be available from the Distributor prior to the effective date of these provisions. The Participant Agreement for any Participating Party intending to follow such procedures will contain terms and conditions permitting the Trust to use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Participating Party once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS

         Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order creating Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m. of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current net asset value of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor. Under the current schedule, the total fee charged in connection with the creation of one Creation Unit outside the Clearing Process would not exceed $_____.

ACCEPTANCE OF CREATION ORDER

         The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the creation or creators, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CASH CREATION METHOD

         Although the Trust does not currently permit cash creations of Creation Units, when cash creations of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind creations thereof. In the case of a cash creation, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind creation, plus the same Cash Component required to be paid by an in-kind creation.

         In addition, to offset the Trust's brokerage and other transaction costs associated with using the cash to create the requisite Deposit Securities, the investor will be required to pay a fixed creation transaction fee, plus an additional variable charge for cash creations, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash creations of Creation Units are described below.

CREATION TRANSACTION FEE

         A creation transaction fee of $1,000 payable to the Trust is imposed to compensate the Trust for transfer and other transaction costs. In addition, a variable charge for cash creations currently of up to three times the basic creation fee will be imposed. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator will be assessed the additional variable charge for cash creations on the "cash in lieu" portion of its investment. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION OF CREATION UNITS

         Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the AMEX is open for trading. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. See "Investment Considerations and Risks" in the Prospectus.

         The Administrator, through NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, Eastern time) on each day that the AMEX is open for business, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities as announced by the Distributor on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee of $1,000 is deducted from such redemption proceeds.

         A redemption transaction fee is paid to the Trust to offset transfer and other transaction costs that may be incurred in connection with the redemption of a Creation Unit. The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust these fees from time to time based upon actual experience. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) for the Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

         Orders to redeem Creation Units of the Fund through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement with the Distributor and with the Trust (as the case may be from time to time amended in accordance with its terms). An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 3:45 p.m. on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund after 3:45 p.m. will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a "regular way" manner) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received, and the applicable cash payment.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

         Orders  to  redeem  Creation  Units of the Fund  outside  the  Clearing
Process must be delivered through a DTC Participant that has executed the Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of the Fund outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:45 p.m. on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. on such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the net asset value of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of portfolio securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Deposit but does not differ in net asset value.

         Redemptions of Shares for Deposit Securities will be subject to compliance with applicable United States federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

         The right of redemption may be suspended or the date of payment postponed (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

EXAMPLES OF EXPENSES.

         Shares in less than Creation Units are not redeemable. The Fund creates and redeems Creation Units principally on an in-kind basis for Deposit Securities. If you were permitted to purchase and redeem less than a Creation Unit on an in-kind basis, you would pay the following expenses on a $1,000 investment (payment with a deposit of Deposit Securities), assuming (1) a 5% annual return and (2) redemption (delivery of Deposit Securities) at the end of each indicated time period: The presentation of a $1,000 investment in a Creation Unit is for illustration purposes only, as Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected Fund expenses or performance, which may be greater or lesser than the estimates. The expenses associated with a $1,000 investment in Shares include a pro rata portion of shareholder transaction expenses associated with the creation or redemption of a sample Creation Unit.


                                              1 year               3 years
                                                ($)                  ($)
Technology 100 Index Fund


         You would pay the following expenses on the same investment, assuming no redemptions:


                                              1 year               3 years
                                                ($)                  ($)
Technology 100 Index Fund


                           DETERMINING NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value."

         Net asset value per share for the Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing the Fund's net asset value, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Distributions."

         GENERAL POLICIES

         Dividends from net investment income are declared and paid at least annually (and generally quarterly) by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

         The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by
Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

         DIVIDEND REINVESTMENT SERVICE

         Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund.

                                      TAXES

         The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "Tax Matters."

         The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

         The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Creation of Creation Units."

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

         The Trust currently is comprised of one investment Fund. The Fund issues shares of beneficial interest, par value $.001 per share. The Board may designate additional Funds.

         Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Portfolio's assets and operations, the risk to shareholders of personal liability is remote.

         The Trust expects that, immediately prior to the commencement of trading of Shares, the Fund will have shareholders, each of whom will hold more than 5% of the outstanding Shares of the Fund in Creation Units. The Trust cannot predict the length of time such persons will remain control persons of the Fund.

         The Trust does not have information concerning the beneficial ownership of the Shares held in the names of such DTC Participants.

         The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors approved by the Trust's Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust's distributions.

         Shareholder inquiries may be made by writing to the Trust, c/o________.

         Absent an applicable exemption or other relief from the SEC or its staff, officers and directors of the Trust and beneficial owners of 10% of the Shares of the Fund ("Insiders") would be subject to the insider reporting, short-swing profit and short sale provisions in Section 16 of the Exchange Act and the SEC's rules thereunder. In a "no action letter", the SEC staff advised that the staff will not recommend SEC enforcement action if Insiders do not file reports required by Section 16(a) of the Exchange Act and the rules thereunder with respect to transactions in a substantially similar investment product. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act, and should note that the no action letter does not address other requirements under the Exchange Act, including those imposed by Section 13(d) thereof and the rules thereunder.

                             PERFORMANCE INFORMATION

         The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE TOTAL RETURN and YIELD.

         Quotations of AVERAGE ANNUAL TOTAL RETURN are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Total return is calculated  according to the following  formula:  P(1 +
T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

         Quotations of a CUMULATIVE TOTAL RETURN will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

         The YIELD of the Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income.
Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[(a-b/cd + 1)(6)-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period).

         Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Trust with performance quoted with respect to other investment companies or types of investments.

         From time to time, in advertising and marketing literature, the Trust's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Trust will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         In addition, in connection with the communication of its performance to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); Russell 1000 & NASDAQ non-financial 100 and their sector subsidiary.

         Performance   of  an  index  is  historical   and  does  not  represent
performance of the Trust, and is not a guarantee of future results.

         Evaluation of Trust performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL, a monthly publication of the AAII that includes articles on investment analysis techniques; BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; BUSINESS WEEK, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; FORBEs, a national business publication that from time to time reports the performance of specific investment companies; FORTUNE, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; INVESTOR'S BUSINESS DAILY, a daily newspaper that features financial, economic, and business news; KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news; SMART MONEY, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; VALUE LINE MUTUAL FUND SURVEY, an independent organization that provides biweekly performance and other information on mutual funds; THE WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; WORTH, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal financial journalism.

                        COUNSEL AND INDEPENDENT AUDITORS

         Gordon Altman Butowsky Weitzen Shalov & Wein, 114 West 47th Street, New York, New York 10036, are counsel to the Trust and have passed upon the validity of the Fund's shares.

         ____________________________ serve as the independent auditors of the Trust.

                              FINANCIAL STATEMENTS

                         REPORT OF INDEPENDENT AUDITORS

                       STATEMENT OF ASSETS AND LIABILITIES

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                     PART C
                                OTHER INFORMATION

 ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITs

(a)  Financial Statements:
                  Part A:
                  Part B:

 (b)  Exhibits:
         (1)               Declaration of Trust.
         (2)               Bylaws of the Trust.*<F1>
         (3)               Not applicable.
         (4)               Form of global certificate evidencing shares of the
                           Beneficial Interest, $.001 par value, of the
                           Fund.*<F1>
         (5)               Investment  Management Agreement between the Trust
                           and State Street Bank and Trust Company.*<F1>
         (6) (A)           Distribution Agreement between the Trust and ALPS
                           Mutual Fund Services, Inc.*<F1>
         (6) (B)           Form of Participant Agreement*<F1>
         (6) (C)           Form of Sales and Investor Services Agreement.*<F1>
         (7)               Not applicable
         (8) (A)           Custodian Agreement between the Trust and
                           ----------.*<F1>

         (8) (B)           Lending Agreement between the Trust and
                           ---------.*<F1>

         (9) (A) Administration and Accounting Services Agreement between the Trust and
                           --------------------------.*<F1>
         (9) (B) Transfer Agency Services Agreement between the Trust and --------------.*<F1>

         (9) (C)           License Agreement between the Trust and
                           ----------.*<F1>

         (10) Opinion and consent of Gordon Altman Butowsky Weitzen Shalov & Wein*<F1>
         (11)              Opinion and consent of --------------------.*<F1>
         (12)              Not applicable.
         (13) Subscription Agreement(s) between the Trust and ALPS Mutual Funds Services, Inc.*<F1>
         (14)              Not applicable
         (15)              Form of 12b-1 Plan.*<F1>
         (16)              Schedules for Computations of Performance
                           Quotations.*<F1>
         (17)              Financial Data Schedules.*<F1>
         (17)              Not applicable.

_______________
<F1>
       *     To be filed by Amendment.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Immediately prior to the contemplated public offering of the Trust Shares, the following persons may be deemed individually to control the Fund of the Trust:

         [To be completed by amendment]


ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

          As of                 , 1998, the stockholders of
Common Stock, par value $.001 per share, of the Fund were:

         [To be completed by amendment]


ITEM 27.      INDEMNIFICATION

         To be completed by amendment.



ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See   "Management"   in  the  STATEMENT  OF   ADDITIONAL   INFORMATION.
Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.


ITEM 29.      PRINCIPAL UNDERWRITERS

(a) ALPS Mutual Funds Services, Inc. is the Trust's principal underwriter. ALPS also acts as a principal underwriter, depositor, or investment adviser for the following other investment companies:

(b) The following is a list of the executive officers, directors and partners of ALPS Mutual Funds Services, Inc.:



Name                                    Positions and Offices                   Positions and Offices
and Principal Business Address          with Underwriter                        with Registrant
======================================= ======================================  ======================================






(c) Not applicable.


ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained
at the offices of                             .



ITEM 31.      MANAGEMENT SERVICES

         Not applicable.


ITEM 32.      UNDERTAKINGS

         The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

         The Trust hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 24th day of June 1998.

                                          INDEX EXCHANGE LISTED SECURITIES TRUST

                                          BY  /S/ EDMUND J. BURKE
                                              Edmund J. Burke
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

         SIGNATURE                    TITLE                        DATE


         /S/ EDMUND J. BURKE          President, Treasurer         June 24, 1998
         Edmund J. Burke              and Sole Trustee

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                     EXHIBIT

   1.(a)                   Form of Declaration of Trust of the Registrant